RELATED PARTIES - Purchases and Trade Payables (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 07, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Purchases		$ 1,033	$ 1,390	$ 1,460
Trade payables		260	179
Tameh | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases		286	236	245
Trade payables		45	53
Baffinland | Associate
Disclosure of transactions between related parties [line items]
Purchases		142	75	19
Trade payables		22	2
Aperam | Other
Disclosure of transactions between related parties [line items]
Purchases		94	65	131
Trade payables		11	10
Calvert | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases		65	15	13
Trade payables		11	3
CFL Cargo S.A. | Associate
Disclosure of transactions between related parties [line items]
Purchases		60	58	58
Trade payables		13	4
Exeltium S.A.S. | Associate
Disclosure of transactions between related parties [line items]
Purchases		53	71	80
Trade payables		0	0
Baycoat Limited Partnership | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases		42	41	42
Trade payables		5	5
EIMP | Other
Disclosure of transactions between related parties [line items]
Purchases		36	310	228
Trade payables		0	0
Ownership interest in equity investment sold	21.00%
Gonvarri Steel Industries | Associate
Disclosure of transactions between related parties [line items]
Purchases		19	146	176
Trade payables		51	23
Other | Other
Disclosure of transactions between related parties [line items]
Purchases		236	373	$ 468
Trade payables		$ 102	$ 79